Interests in subsidiaries	12 Months Ended
Jun. 30, 2025
Investments accounted for using equity method [abstract]
Interests in subsidiaries
Note 27. Interests in subsidiaries

The
consolidated
financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 2:

		Ownership interest
Name	Principal place of business / Country of incorporation	2025%	2024%

Kazia Laboratories Pty Ltd	Australia	100%	100%
Kazia Research Pty Ltd	Australia	100%	100%
Kazia Therapeutics Inc.	United States of America	100%	100%
Glioblast Pty Ltd	Australia	100%	100%